Accumulated Other Comprehensive Income - Changes in Accumulated Other Comprehensive Income by Component, Net of Tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	¥ 5,275,728		¥ 9,335,669	¥ 9,613,390
Other comprehensive income/(loss) before reclassification	(865,816)		165,653	447,568
Amounts reclassified from accumulated other comprehensive income	0		(425)	(14,169)
Total other comprehensive income/(loss), net of tax	(865,816)	$ (125,532)	165,228	433,399
Other comprehensive (income)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(4,670)		1,094	2,563
Balances	6,343,439	919,712	5,275,728	9,335,669
ASU 2020-06 | Cumulative Effect Period of Adoption
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	(635,925)
Balances	24,938		(635,925)
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	2,711,428		2,542,287	2,106,219
Other comprehensive income/(loss) before reclassification	(844,725)		168,079	433,497
Amounts reclassified from accumulated other comprehensive income	0		0	0
Total other comprehensive income/(loss), net of tax	(844,725)		168,079	433,497
Other comprehensive (income)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(4,670)		1,062	2,571
Balances	1,886,971	273,585	2,711,428	2,542,287
Foreign Currency Translation Adjustment | ASU 2020-06 | Cumulative Effect Period of Adoption
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	24,938
Unrealized Gains/(Losses) on Available-for-Sale Debt Securities
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	(2,426)		393	499
Other comprehensive income/(loss) before reclassification	(21,091)		(2,426)	14,071
Amounts reclassified from accumulated other comprehensive income	0		(425)	(14,169)
Total other comprehensive income/(loss), net of tax	(21,091)		(2,851)	(98)
Other comprehensive (income)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	0		32	(8)
Balances	(23,517)	(3,410)	(2,426)	393
Unrealized Gains/(Losses) on Available-for-Sale Debt Securities | ASU 2020-06 | Cumulative Effect Period of Adoption
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	0
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	2,709,002		2,542,680	2,106,718
Total other comprehensive income/(loss), net of tax	(870,486)		166,322	435,962
Balances	1,863,454	$ 270,175	2,709,002	¥ 2,542,680
Accumulated Other Comprehensive Income | ASU 2020-06 | Cumulative Effect Period of Adoption
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	¥ 24,938
Balances			¥ 24,938